SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS:
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company evaluated all events that occurred after the balance sheet date of December 31, 2015 through the date the financial statements were issued. The Company determined that it has no reportable events.